Retirement Benefit Arrangements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Incurred expense for defined contribution arrangements	$ 13,000	$ 13,000	$ 13,000
Maximum
Additional information:
Defined Contribution Plans, Accumulated Benefits, Vesting Period	4 years
Zurich Plan
Additional information:
Unfunded pension obligation	$ (32,636)	(62,050)	(44,442)
Amounts recognized in AOCI	7,000	30,000
Unfunded pension obligation, tax impact	2,000	8,000
Net periodic benefit cost	8,000	$ 5,000	5,000
Expected employer contributions in 2022	$ 8,000
Coverage ration on partially insured pension scheme	115.00%	112.00%
Actual return on plan assets	$ 6,847	$ 2,820
Actual return on plan assets recognized in Net income			5,000
Actual return on Assets, reduction of the unfunded pension obligation			$ 13,000
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)	(39,192)	44,200
Foreign currency adjustments	(8,735)	20,550
Foreign currency adjustments	(6,375)	15,685
Employer contributions	8,035	7,941
Change in fair value of plan assets	(9,778)	26,592
Settlements	20,682	0
Zurich Plan | Significant other observable inputs (Level 2) | Insured funds
Additional information:
Fair value of plan assets at end of year	$ 170,284	$ 180,062